GEOGRAPHIC INFORMATION (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Long-Lived Assets	$ 41,643	$ 38,571
Israel [Member]
Long-Lived Assets	23,301	19,450
Americas [Member]
Long-Lived Assets	18,244	18,959
Europe [Member]
Long-Lived Assets	64	119
Far East [Member]
Long-Lived Assets	$ 34	$ 43